Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Central Index Key	dei_EntityCentralIndexKey	0001557794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2015
Prospectus Date	rr_ProspectusDate	Jul. 30, 2014